Document and Entity Information	Aug. 18, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001110803
Document Type	8-K/A
Document Period End Date	Aug. 18, 2021
Entity Registrant Name	Illumina, Inc.
Entity File Number	001-35406
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	33-0804655
Entity Address, Address Line One	5200 Illumina Way
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92122
City Area Code	(858)
Local Phone Number	202-4500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ILMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 18, 2021, Illumina, Inc., a Delaware corporation (“Illumina”), filed a Current Report on Form 8-K (the “Original 8-K”) to report the consummation of the transactions contemplated by the Agreement and Plan of Merger, dated as of September 20, 2020 (the “Original Merger Agreement”) (such transactions, the “Transaction”), as amended on February 4, 2021 by the Amendment to the Agreement and Plan of Merger (the “Merger Agreement Amendment” and the Original Merger Agreement as amended by the Merger Agreement Amendment, the “Merger Agreement”), by and among Illumina, GRAIL, Inc., a Delaware corporation (“GRAIL”), SDG Ops, Inc., a Delaware corporation and a direct, wholly owned subsidiary of Illumina (“First Merger Sub”), SDG Ops, LLC, a Delaware limited liability company and a direct, wholly owned subsidiary of Illumina (“Second Merger Sub” and now known as GRAIL, LLC). Pursuant to the Merger Agreement, First Merger Sub merged with and into GRAIL, with GRAIL continuing as the surviving entity and as a direct, wholly owned subsidiary of Illumina (the “First Merger”). Immediately following the First Merger and as part of the same overall transaction as the First Merger, GRAIL merged with and into Second Merger Sub, with Second Merger Sub being renamed GRAIL, LLC and continuing as the surviving entity and as a direct, wholly owned subsidiary of Illumina. This Current Report on Form 8-K/A (this “Amended 8-K”) amends and supplements the Original 8-K filed by Illumina, and is being filed to provide the historical statements and the pro forma financial information required pursuant to Items 9.01(a) and 9.01(b) of Form 8-K, respectively. In accordance with the requirements of Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K, this Amended 8-K is being filed within 71 calendar days of the date that the Original 8-K was required to be filed with respect to the above referenced transaction.